S000031354 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	171 Months Ended	217 Months Ended	294 Months Ended	411 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.79%	8.02%	8.29%
Performance Inception Date								Oct. 15, 1990
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.61%	6.46%	6.51%
Performance Inception Date								Oct. 15, 1990
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.82%	6.14%	6.26%
Performance Inception Date								Oct. 15, 1990
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.57%	8.50%	8.12%
Performance Inception Date							Jun. 26, 2000
Class Inst2
Prospectus [Line Items]
Average Annual Return, Percent	15.78%	9.64%	9.27%
Performance Inception Date						Dec. 11, 2006
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent	15.78%	9.61%	9.21%
Performance Inception Date					Sep. 27, 2010
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent	15.78%	9.67%	9.30%
Performance Inception Date				Nov. 08, 2012